INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2024
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$325	$-	$325
Finished goods:
Packaged dried cannabis	2,605	-	2,605
Other products	285	-	285

Balance as of December 31, 2024	$3,215	$-	$3,215

	December 31, 2023
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$3,735	$-	$3,735
Finished goods:
Packaged dried cannabis	4,667	984	5,651
Other products	590	-	590

Balance as of December 31, 2023	$8,992	$984	$9,976